DISCLOSURE OF OTHER INFORMATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Other Income, Total	$ 378,977	$ 283,816	$ 232,393
Gain from changes in fair value of biological assets (note 20)	81,986	182,950	154,705
Net income from insurance compensation	1,101	3,007	2,098
Revenue from export promotion	1,608	951	1,185
Lease income	1,689	1,625	1,995
Gain on sales of assets	241,662	28,299	15,685
Access easement	308	14,020	296
Recovery of tax credits	1,674	23,372	0
Compensations received	7,018	964	1,210
Gain on sales of associates	20,381	0	40,842
Other operating results	21,550	28,628	14,377
Total of Other Expenses by activity	(192,101)	(182,883)	(203,698)
Provision Legal expenses	(8,466)	(5,899)	(5,465)
Impairmert provision for property, plant and equipment, provision for inventory obsolescence, withdrawals and others	(76,218)	(66,821)	(115,812)
Operating expenses related to staff restructuring or from plants stoppage or closed	(5,875)	(26,148)	(20,301)
Expenses related to projects	(20,663)	(15,791)	(13,407)
Loss of asset sales	(9,996)	(9,733)	(11,783)
Loss and repair of assets	(1,700)	(4,342)	(1,287)
Loss of forest due to fires	(38,133)	(21,530)	(7,541)
Other Taxes	(17,666)	(16,613)	(15,835)
Research and development expenses	(2,903)	(3,012)	(3,851)
Fines, readjustments and interests	(241)	(864)	(1,513)
Loss on sale of permanent investments	(431)	0	0
Loss of tax credits	(491)	(1,069)	0
Other expenses	(9,318)	(11,061)	(6,903)
Financing income, total	33,499	29,449	32,582
Financial income from mutual funds - term deposits	30,720	16,099	21,841
Financial income resulting from financial instruments	39	825	490
Other financial income	2,740	12,525	10,251
Financing costs, Total	(219,982)	(268,179)	(273,639)
Interest expense, Banks loans	(25,752)	(28,869)	(34,576)
Interest expense, Bonds	(127,707)	(171,834)	(178,801)
Interest expense, other financial instruments	(23,367)	(30,083)	(28,326)
Interest expence for right-of-use	(8,042)	(9,404)	(11,436)
Other financial costs	(35,114)	(27,989)	(20,500)
Total	31,386	2,317	7,775
Investments in associates	330	4,821	7,416
Joint ventures	$ 31,056	$ (2,504)	$ 359